Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping
Our financial assets are considered Level 1 in the fair value hierarchy and measured at fair value, were as follows (in thousands):

	As of
	June 30, 2021	December 31, 2020
	(Unaudited)
Assets
Cash equivalents

Money market funds	$11,316	$11,516

All of our financial liabilities are considered Level 3 in the fair value hierarchy, where inputs to the valuation techniques used to measure fair value were considered unobservable. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgements and consider factors specific to the liability.
The financial liabilities subject to fair value measurement on a recurring basis, were as follows (in thousands):

	As of
	June 30, 2021	December 31, 2020
	(Unaudited)
Financial Liabilities
3.00% – 2020 Convertible Notes	$36,214	$32,106
8.00% – 2020 Convertible Notes	17,038	14,789
2020 Term Facility Loan	39,970	25,049
5.00% – $50.0 Million Convertible Notes	11,220	—
5.00% – $25.0 Million Convertible Notes	43,070	—
5.00% – $30.0 Million Convertible Notes	46,816	—

Total financial liabilities	$194,328	$71,944

Our financial assets as of December 31, 2020 and 2019 are considered Level 1 in the fair value hierarchy and measured at fair value as follows:

	December 31,
	2020	2019
Assets
Money market funds	$11,516	$12,343
All of our financial liabilities as of December 31, 2020, and 2019, are considered Level 3 in the fair value hierarchy, where inputs to the valuation techniques used to measure fair value were considered unobservable.
The fair value of our liabilities are as follows (in thousands):

	December 31,
	2020	2019
Liabilities
3.0% – 2020 Convertible Notes	$32,106	—
8.00% – 2020 Convertible Notes	14,789	—
2020 Term Facility Loan	25,049	—
2017 Term Loan	—	1,952
Total financial liabilities	$71,944	$1,952

Fair Value Measurement Inputs and Valuation Techniques	As of June 30, 2021, we measured fair value using a binomial lattice model (which is discussed in further detail below) with the following significant inputs:

Fair Value per share of Ordinary Shares	$24.70
Risk-free interest rate	0.03%
Expected volatility	55%
Expected term, in years	0.10
Discount yield	48.45%
Conversion price discount	25%
As of June 30, 2021, we measured fair value using a binomial lattice model (which is discussed in further detail below) with the following significant inputs:

Fair Value per share of Ordinary Shares	$24.70
Risk-free interest rate	0.03%
Expected volatility	55%
Expected term, in years	0.10
Discount yield	35%
Conversion price discount	40%
As of June 30, 2021, we measured fair value using a binomial lattice model and discounted cash flow approach for various exit event scenario, with the following significant inputs:

Fair Value per share of Ordinary Shares	$24.70
Risk-free interest rate	0.03%
Expected volatility	55%
Expected term, in years	0.10
Discount yield	35%
As of June 30, 2021, we measured fair value using a binomial lattice model (which is discussed in further detail below) with the following significant inputs:

Fair Value per share of Ordinary Shares	$24.70
Risk-free interest rate	0.03%
Expected volatility	55%
Expected term, in years	0.10
Discount yield	48.4%
As of June 30, 2021, we measured fair value using a binomial lattice model (which is discussed in further detail below) with the following significant inputs:

Fair Value per share of Ordinary Shares	$24.70
Risk-free interest rate	0.03%
Expected volatility	55%
Expected term, in years	0.10
Discount yield	48.4%
As of June 30, 2021 we measured fair value using a binomial lattice model (which is discussed in further detail below) with the following significant inputs:

Fair Value per share of Ordinary Shares	$24.70
Risk-free interest rate	0.03%
Expected volatility	55%
Expected term, in years	0.10
Discount yield	48.4%

Fair Value per share of Ordinary Shares	$20.28
Risk-free interest rate	0.08% - 0.10%
Expected volatility	55%
Expected term, in years	0.14 - 4.19
Discount yield	48.4%
Conversion price discount	25% - 40%

Fair Value per share of Ordinary Shares	$20.28
Risk-free interest rate	0.08% - 0.52%
Expected volatility	55%
Expected term, in years	0.14 - 6.14
Discount yield	35%
Conversion price discount	25% - 40%

Fair Value per share of Ordinary Shares	$20.28
Risk-free interest rate	0.21%
Expected volatility	55%
Expected term, in years	0.14 - 4.13
Discount yield	35%

Fair Value, Liabilities Measured on Recurring and Nonrecurring Basis
We recorded a loss of $1.1 million and $4.1 million for the three and six months ended June 30, 2021, respectively from a change in fair value of debt in connection with the subsequent fair value remeasurement of the 3.00% Convertible Notes, as follows (in thousands):

Fair value at December 31, 2020	$32,106
Plus: Loss from change in fair value	$4,108
Fair value at June 30, 2021	$36,214
We recorded a loss of $0.5 million and $2.2 million for the three and six months ended June 30, 2021, respectively from a change in fair value of debt in connection with the subsequent fair value remeasurement of the 8.0% Convertible Notes, as follows (in thousands):

Fair value at December 31, 2020	$14,789
Plus: Loss from change in fair value	$2,249
Fair value at June 30, 2021	$17,038
We recorded a loss of $1.2 million and $14.9 million for the three and six months ended June 30, 2021, respectively from a change in fair value of debt in connection with the subsequent fair value remeasurement of 2020 Term Facility Loan, as follows (in thousands):

Fair value at December 31, 2020	$25,049
Plus: Loss from change in fair value	$14,921
Fair value at June 30, 2021	$39,970
We recorded a loss of $0.3 million and $0.9 million for the three and six months ended June 30, 2021, respectively from a change in fair value of debt in connection with the subsequent fair value remeasurement of 5.00% – $50.0 Million Convertible Note, as follows (in thousands):

Fair value at January 11, 2021	$10,274
Plus: Loss from change in fair value	$946
Fair value at June 30, 2021	$11,220
We recorded a loss of $1.3 million and $5.5 million for the three and six months ended June 30, 2021, respectively from a change in fair value of debt in connection with subsequent fair value remeasurement of the 5.00% – $25.0 Million Convertible Notes, as follows (in thousands):

Fair value at December 31, 2020	$37,592
Plus: Loss from change in fair value	$5,478
Fair value at June 30, 2021	$43,070
We recorded a loss of $1.4 million and $8.4 million for the three and six months ended June 30, 2021, respectively from a change in fair value of debt in connection with the subsequent fair value remeasurement of the 5.00% – $30.0 Million Convertible Notes, as follows (in thousands):

Fair value at January 11, 2021	$38,403
Plus: Loss from change in fair value	$8,413
Fair value at June 30, 2021	$46,816

For the year ended December 31, 2020, we recorded a $10.8 million loss from change in fair value of debt in connection with the initial issuance and subsequent fair value remeasurement of the 3.0% Convertible Notes, as follows (in thousands):

Fair value at March 9, 2020	$21,281
Plus: Loss from change in fair value	10,825

Fair value at December 31, 2020	$32,106

For the year ended December 31, 2020, we recorded a $4.4 million loss from change in fair value of debt in connection with the initial issuance and subsequent fair value remeasurement of the 8.0% Convertible Notes, as follows (in thousands):

Fair value at February 19, 2020	$10,415
Plus: Loss from change in fair value	4,374

Fair value at December 31, 2020	$14,789

For the year ended December 31, 2020, we recorded a $1.7 million loss from change in fair value of debt in connection with the initial issuance and subsequent fair value remeasurement of 2020 Term Facility Loan, as follows (in thousands):

Fair value at September 29, 2020	$23,320
Plus: Loss from change in fair value	1,729

Fair value at December 31, 2020	$25,049